U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

March 13, 2019

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	Absolute Shares Trust (the “Trust”)
Securities Act Registration No: 333-192733
Investment Company Act Registration No: 811-22917

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, the Trust hereby submits Post-Effective Amendment No. 18 to the Trust’s Registration Statement for the purpose of adding six new series: WBI BullBear Trend Switch US Total Return ETF, WBI BullBear Trend Switch US 1000 ETF, WBI BullBear Trend Switch US 2000 ETF, WBI BullBear Trend Switch US 1000 Total Return ETF, WBI BullBear Trend Switch US 2000 Total Return ETF and WBI BullBear Trend Switch US 3000 Total Return ETF.  Pursuant to Rule 485(a)(2), the Trust anticipates that this filing will be effective seventy-five (75) days after filing or as soon as possible thereafter.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement.  The purpose of that filing will be to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5586.

Very truly yours,

/s/ Michael D. Barolsky

Michael D. Barolsky
Senior Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for the Trust

Enclosures